Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Abstract]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]	We have developed and implemented a cybersecurity risk management policy designed to protect the confidentiality, integrity, and availability of our critical systems and information.

Cybersecurity Risk Management and Strategy

To preserve the confidentiality, integrity, and availability of our information systems, safeguard our assets, data and network infrastructure, while meeting regulatory requirements, it is crucial for us to effectively manage cybersecurity risks. To achieve this, we maintain a strict user access control policy and only permit authorized employees to access the data on our platform, and we have implemented a comprehensive cybersecurity risk management policies and measures, which is integrated in our overall enterprise risk management system and processes.

Our chief executive officer and staff from IT department are tasked with assessing, identifying and managing risks related to cybersecurity threats. Their responsibilities primarily include:

●	development of risk-based action plans to manage identified vulnerabilities and implementation of new protocols and infrastructure improvements;
●	cybersecurity incident investigations and threat monitoring;
●	secure access control measures applied to critical IT systems, equipment and devices, designed to prevent unauthorized users, processes, and devices from assessing IT systems and data;
●	developing and executing protocols to ensure that information regarding cybersecurity incidents is promptly shared with the board of directors, as appropriate, to allow for risk and materiality assessments and to consider disclosure and notice requirements; and
●	developing and implementing training on cybersecurity, information security and threat awareness.

There were no cybersecurity incidents during the fiscal year ended December 31, 2025 that resulted in an interruption to our operations, known losses of any critical data or otherwise had a material impact on our strategy, financial condition or results of operations. However, the scope and impact of any future incident cannot be predicted. See “Item 3. Key Information — D. Risk Factors” for more information on how material cybersecurity attacks may impact our business.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	To preserve the confidentiality, integrity, and availability of our information systems, safeguard our assets, data and network infrastructure, while meeting regulatory requirements, it is crucial for us to effectively manage cybersecurity risks. To achieve this, we maintain a strict user access control policy and only permit authorized employees to access the data on our platform, and we have implemented a comprehensive cybersecurity risk management policies and measures, which is integrated in our overall enterprise risk management system and processes.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]	Cybersecurity Governance

Our board of directors is ultimately responsible for overseeing risks related to cybersecurity. Our board of directors shall (i) maintain oversight of the disclosure related to cybersecurity matters in current reports or periodic reports of our company, (ii) review updates to the status of any material cybersecurity incidents or material risks from cybersecurity threats to our company, and the disclosure issues, if any, presented by our management on a quarterly basis, and (iii) review disclosure concerning cybersecurity matters in our annual report on Form 20-F presented by our management.

At the management level, our chief executive officer and staff under his supervision are responsible for monitoring and mitigating cybersecurity risks, including those associated with third-party service providers. The team investigates and responds to any suspicious activities within our data environment. Upon detecting any material cybersecurity threat or cybersecurity incident, the relevant staff will report the threat or incident to our chief technology officer, who will assume the responsibility for managing the risks from such material cybersecurity threat or cybersecurity incident and monitoring the prevention, mitigation and remediation measures. Our chief technology officer is required to update our board of directors regarding the status of any material cybersecurity threats, material cybersecurity incidents or other associated risks, and also required to discuss with our board of directors with respect to disclosure of any material cybersecurity threat or incident, if any.

If a cybersecurity incident occurs, our chief executive officer will promptly organize personnel for internal assessment. If it is further determined that the incident could potentially be a material cybersecurity event, our chief executive officer will promptly report the incident and assessment results to our board of directors, and, to the extent appropriate, involve external legal counsels to provide advice. Our management shall prepare disclosure material on the cybersecurity incident for review and approval by our board of directors before it is disseminated to the public.

Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	our chief executive officer will promptly organize personnel for internal assessment. If it is further determined that the incident could potentially be a material cybersecurity event, our chief executive officer will promptly report the incident and assessment results to our board of directors, and, to the extent appropriate, involve external legal counsels to provide advice. Our management shall prepare disclosure material on the cybersecurity incident for review and approval by our board of directors before it is disseminated to the public.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true